Finance Costs, Net	9 Months Ended
Sep. 30, 2025
Finance Costs [Abstract]
Finance Costs, Net

3. FINANCE COSTS, NET

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Interest Expense – Short-Term Borrowings and Long-Term Debt	75	76	231	229
Interest Expense – Lease Liabilities (Note 11)	43	40	126	119
Unwinding of Discount on Decommissioning Liabilities (Note 13)	63	56	179	169
Other	24	9	40	30
Capitalized Interest	(23)	(12)	(61)	(30)
Finance Costs	182	169	515	517
Interest Income	(28)	(51)	(111)	(123)
	154	118	404	394